RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the consolidated financial statements. The ultimate parent of the partnership is Brookfield Corporation. Other related parties of the partnership include Brookfield Corporation’s subsidiaries and operating entities.
(a)Transactions with Brookfield
The partnership is a party to the Brookfield Credit Agreement, which permits borrowings of up to $1 billion. As at December 31, 2023, $nil was drawn on the Brookfield Credit Agreement (2022: $nil). Refer to Note 17 for further details.
From time to time, each of Brookfield and the partnership may place funds on deposit with the other, on terms approved by the independent directors of the partnership’s General Partner, pursuant to deposit agreements entered into between Brookfield and the partnership (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at December 31, 2023, the net deposit from Brookfield was $nil (2022: $nil) and the partnership incurred interest expense of $nil for the year ended December 31, 2023 (2022: interest expense of $nil, 2021: interest expense of $4 million) on these deposits.
Pursuant to the Master Services Agreement, the Service Recipients pay a base management fee, referred to as the Base Management Fee, to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the total capitalization of the partnership, which is reflected within general and administrative expenses. For purposes of calculating the Base Management Fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of an LP Unit on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a Service Recipient, less all cash held by such entities. The Base Management Fee for the year ended December 31, 2023 was $87 million (2022: $94 million, 2021: $92 million).
In its capacity as the holder of the Special LP Units of Holding LP, Brookfield is entitled to incentive distribution rights. The total incentive distribution for the year ended December 31, 2023 was $nil (2022: $nil, 2021: $157 million). Refer to Note 19 for further details.
An integral part of the partnership’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the partnership’s investment mandate. In the normal course of business, the partnership and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the partnership, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the partnership’s best interests.
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for the receipt of payments relating to such contracts.
(b)Other
Inclusive of those described above, the following table summarizes the transactions the partnership has entered into with related parties for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
(US$ MILLIONS)	2023	2022	2021
Transactions during the period
Business services revenues (1)	$154	$259	$439
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(1)Within the business services segment, the partnership provides construction and fuel supply services to affiliates of Brookfield.
Inclusive of those described above, the following table summarizes balances with related parties as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balances at end of period
Financial assets	$—	$118
Accounts and other receivable, net	182	579
Accounts payable and other (1)	346	603
Non-recourse borrowings in subsidiaries of the partnership	146	55
Interest of others in operating subsidiaries	4	—
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(1)Includes $245 million (2022: $315 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation.